Government assistance	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Government assistance
Government assistance
5.	Government assistance:

The following table contains a summary of government assistance recorded in the statement of operations.

	SIF (a)	Other	Total
Government assistance for the three months ended June 30, 2026	$—	$—	$—
Government assistance for the three months ended June 30, 2025	$801	$—	$—
Government assistance for the six months ended June 30, 2026	$—	$—	$—
Government assistance for the six months ended June 30, 2025	$5,907	$14	$5,921
(a)	Government of Canada Strategic Response Fund (“SRF” or “SIF”):

The Company entered into a contribution agreement with the SIF in 2019, which was subsequently amended in 2020, 2023, and January 2025 (as amended, the “SIF Contribution Agreement”), to fund a portion of certain eligible research and development expenditures. The January 2025 amendment extended the project completion date from June 30, 2024 to April 30, 2025, increased total allowable eligible costs from CAD 132,318 ($93,100) to CAD 138,550 ($97,500), and increased the contribution ratio from 41.02% to 50.0%.

As consideration for contributions received under the SIF Contribution Agreement, the Company is obligated to issue Class B non-voting common share purchase warrants (the “SIF Warrants”). Pursuant to the SIF Contribution Agreement, the SIF Warrants are issued annually within thirty days of March 31st. The number of SIF Warrants to be issued annually is based on a formula incorporating the Company’s most recent arm’s length qualified share issuance price, as defined in the SIF Contribution Agreement. The SIF Warrants are exercisable immediately upon issuance at a $nil exercise price per share.

In March 2026, the Company and SIF finalized a further amendment to the SIF Contribution Agreement (the “Amended and Restated SIF Contribution Agreement”), which extended the project completion date to March 31, 2026, and increased total allowable eligible costs from CAD 138,550 ($97,500) to CAD 148,550 ($104,550). As a result, total available funding to the Company increased by CAD $5.0 million (approximately $3.6 million). The project completion date represents the last date on which the Company may incur eligible costs under the agreement. The Amended and Restated SIF Contribution Agreement will expire five years after the project completion date (the “Term”), and certain of SIF’s contractual rights under the agreement will survive for an additional three years beyond the Term.

The Amended and Restated SIF Contribution Agreement governs the arrangement on a go-forward basis; SIF Warrants issued prior to the amendment remain outstanding on their existing terms.

5.	Government assistance (continued):

As consideration for the additional funding of CAD 5,000 (approximately $3,600) available to the Company under the Amended and Restated SIF Contribution Agreement, the Company agreed to issue Class B1 Preferred Shares warrants at a purchase price of $1.587 per warrant (the “Class B1 Warrants”). For each Class B1 warrant issued, the Company will also issue 12.542 Class B3 Preferred Shares warrants (the “Class B3 Warrants” and, together with the Class B1 Warrants, the “Preferred Share Warrants”). The Preferred Share Warrants are exercisable into Class B1 Preferred Shares and Class B3 Preferred Shares, respectively, for no additional consideration.

Under the terms of the Amended and Restated Contribution Agreement, the Company is subject to specific default clauses that could result in the Company being required to pay all or a portion of funding received under the agreement. As the resolution of certain default clauses is not solely within the Company’s control, the SIF Warrants and Preferred Share Warrants issued as part of the arrangement do not qualify for equity classification and are classified as liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity.

Funds received under the agreement are recognized as a financial liability recorded at fair value and as government assistance. The portion of those funds related to the financial liability is equal to the fair value warrant liability when the cash is received and the remaining cash received is considered to be government assistance. The fair value of the financial liability is estimated using the Probability Weighted Expected Return Model (“PWERM”) that takes into account the value of the SIF Warrants and Preferred Share Warrants that is based on the underlying securities and the amount that would have to be repaid in the event of a default, including the probability of default. The financial liability is remeasured to is estimated fair value at each financial reporting date. Refer to note 11 for details on initial and subsequent measurement of the SIF contribution liability.

During the three and six months ended June 30, 2026, the Company exercised its contractual right to receive funding under the Amended and Restated SIF Contribution Agreement and received $3,624 (CAD 5,000), resulting in the issuance of 2,283,169 Class B1 Warrants and 28,635,504 Class B3 Warrants. As of June 30, 2026, SIF was considered a related party of the Company due to their representation on the Company’s Board of Directors.

As a result of funding received under the SIF Contribution Agreement during the three and six month periods ended June 30, 2026, $nil government assistance was recognized, as the funding received was fully attributed to the estimated fair value of the warrant consideration (three and six month periods ended June 30, 2025 - $801 and $5,921, respectively).

The cumulative amount contributed by SIF as of June 30, 2026 was $55,123 (CAD 74,275), with $51,499 (CAD 69,275) as of December 31, 2025.

The SIF Warrants and Preferred Share Warrants expire immediately prior to the occurrence of certain triggering events as defined in the SIF Contribution Agreement, which includes (a) sale, merger, amalgamation of the Company which results in current shareholders not owning a majority of the voting control; (b) sale of substantially all assets; or (c) public listing (each, a ‘Triggering Event’). Notwithstanding such expiry, if the consideration paid to the Company in connection with a Triggering Event is in the form of shares, the holder of the SIF Warrants and SIF Preferred Share Warrants is entitled to receive securities of the same class and type, and on the same terms and conditions, as those issued to other holders of the same class securities.

Subsequent to June 30, 2026, on July 10, 2026, with the closing of the BCA, all outstanding SIF Warrants and Preferred Share Warrants were exchanged for warrants to purchase Subordinate Voting Shares of General Fusion Group Ltd. at the exchange ratio prescribed in the BCA.

5.Government assistance

The following table contains a summary of government assistance recorded in the statement of operations.

	SIF(a)	Other	Total
Government assistance for the year ended
December 31, 2024	$2,548	$132	$2,680
Government assistance for the year ended
December 31, 2025	$5,921	$—	$5,921
(a)	Government of Canada Strategic Innovation Fund (“SIF”):

The Company entered into a contribution agreement with SIF in 2019, which was subsequently amended in 2020 and 2023, to fund a portion of certain eligible research and development expenditures through June 30, 2024. In January 2025, the Company entered into the third amending agreement to the contribution agreement with SIF (as amended, the “SIF Contribution Agreement”), which extended the project completion date from June 30, 2024 to April 30, 2025, increased the total allowable eligible costs from CAD 132,318 ($96,550) to CAD 138,550 ($101,100), respectively, and increased the contribution ratio from 41.02% to 50.0%.

Under the SIF Contribution Agreement, the Company can receive up to CAD 69,275 ($50,550) based on incurring up to CAD 138,550 ($101,100) of eligible research and development expenditures. Funds from SIF are received over the course of the SIF Contribution Agreement term based on claims for actual costs incurred. The eligibility of claims is subject to final approval by SIF. The Company is obligated to issue Class B non-voting common share purchase warrants (the “SIF Warrants”) under the SIF Contribution Agreement as described below.

The SIF Contribution Agreement has certain obligations that the Company is required to meet including: a minimum investment of CAD 150 million ($109,450), creation and maintenance of research and development (“R&D”) jobs and the majority of R&D being performed in Canada, maintenance and development of collaborations with certain Canadian institutions, certain hiring and employee training initiatives and intellectual property strategies. In the event of a default, SIF has the right to suspend or terminate the SIF Contribution Agreement, and/or demand repayment of all or part of the funds paid. The Company is in compliance with all project obligations.

5.Government assistance: (continued)

The SIF Contribution Agreement is accounted for as a combination of a financing instrument in the form of an obligation to issue Class B non-voting common share purchase warrants (the “SIF Warrants”) and government assistance for the residual contribution.

Under the terms of the SIF Contribution Agreement, the Company is subject to specific default clauses that could result in the Company being required to pay all or a portion of funding received under the agreement. As the resolution of certain default clauses is not solely within the Company’s control, the SIF Warrants issued as part of the arrangement do not qualify for equity classification and are classified as liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity.

Per the SIF Contribution Agreement, the SIF Warrants are legally issued annually and are required to be issued within thirty days of March 31st.

The number of SIF Warrants to be issued annually is based on a formula incorporating the Company’s most recent arm’s length qualified share issuance price, as defined in the SIF Contribution Agreement. The SIF Warrants are exercisable immediately upon issuance at a $nil exercise price per share. The SIF Warrants expire immediately prior to the occurrence of certain triggering events as defined in the SIF Contribution Agreement, which includes (a) sale, merger, amalgamation of the Company which results in current shareholders not owning a majority of the voting control; (b) sale of substantially all assets; or (c) public listing.

On committing to the SIF Contribution Agreement, the future obligation to issue SIF Warrants in exchange for a portion of the contribution of equal value was considered to have $nil value. Funds received under the agreement result in the recognition of a financial liability recorded at fair value and the recognition of government assistance. The portion of those funds related to the financial liability is equal to the fair value warrant liability when the cash is received and the remaining cash received is considered to be government assistance.

The fair value of the financial liability is estimated using the probability weighted expected return model that takes into account the value of the SIF warrants that is based on the underlying securities and the amount that would have to be repaid in the event of a default, including the probability of default. The financial liability is remeasured to is estimated fair value at each financial reporting date (refer to note 10).

The cumulative amount contributed by SIF as of December 31, 2025 was $51,499 (CAD 69,275), with $41,113 (CAD – 54,275) as of December 31, 2024. As a result of funding received under the SIF Contribution Agreement during the year ended December 31, 2025, the Company recognized a financial liability to SIF of $4,570 (refer to note 10).

As part of the Company’s August 2025 Rights Offering, the Company also received an additional commitment of CAD 5,000 ($3,650) to be funded upon completion of a new amendment to the SIF Contribution Agreement. As of December 31, 2025, no amendment to the SIF Contribution Agreement had been finalized. Subsequent to December 31, 2025, in March 2026, the Company and SIF finalized the amendment to the SIF Contribution Agreement (the “Amended and Restated SIF Contribution Agreement”). As prescribed in the Amended and Restated SIF Contribution Agreement, the project completion date was extended to March 31, 2026 and SIF will increase eligible funding to CAD 74,275 ($53,350). The project completion date represents the date to which the Company can incur eligible costs under the agreement. The Amended and Restated SIF Contribution Agreement will expire five years after the project completion date, and SIF will retain certain contractual rights prescribed under the agreement for an additional three years beyond the term of the agreement. The Company has received CAD 3,914 ($2,857) of the additional funding available per the Amended and Restated SIF Contribution Agreement.

As consideration for the additional funding, the Company will issue Class B1 Preferred Shares warrants at a purchase price of $1.587 per warrant. For each Class B1 warrant issued, the Company will also issue 12.542 Class B3 Preferred Shares warrants. Both warrant classes are exercisable into Class B1 and Class B3 preferred shares, respectively, for no additional consideration.